Share Capital - Components of Common Shares Issued and Outstanding (Detail)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Common shares	119,909,016	121,540,562	123,236,813
Securities convertible into common shares, Stock options	10,340,968	8,185,949	8,821,980
Total common shares outstanding including convertible equity instruments	130,339,182	129,806,303
Stock options [Member]
Class of Stock [Line Items]
Securities convertible into common shares, Stock options	10,340,968	8,185,949
DSU Plan [Member]
Class of Stock [Line Items]
Securities convertible into common shares, Deferred stock units (DSUs)	89,198	79,792